Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Objectives, Policies and Processes for Managing Capital1 [Abstract]
Disclosure of key measurements used to monitor our capital position
Two key measurements used to monitor our capital position are total debt to total capital and net debt to total capital, calculated as follows:

	December 31,	December 31,
As at	2025	2024
Debt
Operating loans	$—	$—
Current and non-current lease obligation	33	29
Current and non-current debt	300	200
Derivative liabilities[1]	—	—
Open letters of credit[1]	38	36
Total debt	371	265
Shareholders’ equity	5,849	6,954
Total capital	$6,220	$7,219
Total debt to capital	6%	4%

Total debt	$371	$265
Cash and cash equivalents	(202)	(641)
Open letters of credit	(38)	(36)
Derivative liabilities	—	—
Cheques issued in excess of funds on deposit	—	—
Net debt	131	(412)
Shareholders’ equity	5,849	6,954
Total capital	$5,980	$6,542
Net debt to capital	2%	(6%)
1.Letters of credit facilities and the fair value of derivative liabilities are part of our bank covenants’ total debt calculation.